Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Measurement [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The Company’s financial assets and liabilities measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2022 and 2023:
	Fair value measurements
	December 31, 2023
	Level 3	Total
Assets:
Assets in respect of business combinations	$1,368	$1,368

	$1,368	$1,368
Liabilities:
Liability in respect of business combinations	$6,175	$6,175
Put options of non-controlling interests	18,872	18,872

	$25,047	$25,047
	Fair value measurements
	December 31, 2022
	Level 3	Total
Liabilities:
Liability in respect of business combinations	$19,693	$19,693
Put options of non-controlling interests	28,292	28,292

	$47,985	$47,985

Schedule of Liabilities in Respect of the Business Combinations	The movement in the contingent consideration in respect of the business combinations is as follows:
	December 31,
	2022	2023
Opening balance	$17,772	$19,693
Increase in contingent consideration due to acquisitions	10,670	-
Payment of contingent consideration	(8,547)	(13,908)
Increase in fair value of contingent consideration	119	880
Decrease in fair value of contingent consideration	(1,025)	(640)
Foreign currency translation adjustments	(598)	(146)
Amortization of interest and exchange rate	1,302	296

Closing balance	$19,693	$6,175

Schedule of Deferred Consideration in Respect of the Business Combinations	The movement in the deferred consideration in respect of the business combinations is as follows:
	December 31,
	2022	2023
Opening balance	$2,755	$4,970
Increase in deferred consideration due to acquisitions	4,744	-
Payment of deferred consideration	(1,742)	(3,757)
Amortization of interest and exchange rate	74	62
Working capital adjustments and other	(861)	255

Closing balance	$4,970	$1,530

Schedule of Financial Assets and Liabilities in the Consolidated Statements of Financial Position	The financial assets and liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9:
	December 31,
	2022	2023
Financial assets

Financial assets at cost:

Cash and cash equivalents	$83,062	$105,943
Short-term bank deposits	3,904	751
Trade receivables, net	118,126	108,385
Marketable securities	757	2,316
Total financial assets at cost measured at cost:	$205,849	$217,395

Financial assets at fair value through profit or loss:
Assets in respect of business combinations	$-	$1,368
Total financial assets	$205,849	$218,763
Financial liabilities at fair value through equity:
Put options of non-controlling interests	$28,292	$18,872

Financial liabilities at fair value through profit or loss:
Liability in respect of business combinations	$24,663	$7,705

Financial liabilities measured at amortized cost:
Loans from bank and financial institutions (short-term and long-term debts	$51,167	$81,208
Lease liabilities	28,873	27,507
Total financial liabilities measured at amortized cost:	$80,040	$108,715

Total financial and lease liabilities	$132,995	$135,292